Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [abstract]
Trade receivables and accrued income	$ 4,412	$ 4,752
Interest receivable	19	6
Tax receivable, other than income tax	378	368
Loans to customers	143	166
Prepaid expenses	329	428
Other receivables	1,094	846
Current trade and other receivable	$ 6,375	$ 6,566